Shareholder Report, Holdings (Details) - C000263160	Jun. 30, 2026
SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	1.20%
SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	2.90%
SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	2.90%
SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	3.60%
SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.90%
SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	5.00%
SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	13.30%
SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	15.60%
SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	16.20%
SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	17.20%
SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	18.20%
Securities Sold Short
Holdings [Line Items]
Percent of Net Asset Value	(74.30%)
Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	79.40%
Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	94.70%